Series H Preferred Shares (Details) - USD ($)			3 Months Ended
	Oct. 01, 2021	May 24, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Preferred Shares, Shares Issued			1,000						9,355,778
Prepaid property and equipment			$ 85,000,000						$ 0
Shares Issued During Period, Shares, Issued for Services		600,000
Shares Issued During Period, Value, Issued for Services		$ 795,000	$ 1,648,000	$ 1,135,000	$ 921,000	$ 1,157,000	$ 1,194,000	$ 130,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued During Period, Shares, Issued for Services	2,880,000
Shares Issued During Period, Value, Issued for Services	$ 17,200,000
Subsequent Event [Member] | Series H Preferred Stock
Subsequent Event [Line Items]
Convertible Preferred Stock, Terms of Conversion	Each shareholder of the Series H Preferred Shares, may, subject to prior shareholder approval, convert all or any part of the Series H Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 9.99% of the total number of outstanding common shares of the Company.
Preferred Stock, Redemption Price Per Share	$ 1,000
Preferred Shares, Shares Issued	96,000
Prepaid property and equipment	$ 85,000,000
Preferred Stock, Conversion Basis	convertible into the Company’s common shares at a conversion rate equal to one Series H Preferred Share for 1,000 common shares of the Company